13FCON P 8/14/06

COPY

NON-PUBLIC

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
MAY 15 2006
OFFICE OF THE SECRETARY

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED

[redacted]

Institutional Investment Manager Filing this Report:

Name: Relational Investors LLC
Address: 12400 High Bluff Dr., Suite 600
San Diego, CA 92130

06066538

Form 13F File Number: 28-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jay N. Sitlani
Title: Director of Operations
Phone: (858) 704-3336

PROCESSED
MAR 07 2007
THOMSON FINANCIAL

B

Signature, Place, and Date of Signing:

J. Sitlani [Signature] San Diego, CA [City, State] May 12, 2006 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ____________________
[Repeat as necessary.]

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: —

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 175,120
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________	____________

[Repeat as necessary.]

CONFIDENTIAL

Form 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
			VALUE	SHRS OR	SH/	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
UnumProvident Corp.	COM	91529Y106	$175,120	8,550,782	SH		SOLE		8,550,782		

END

CONFIDENTIAL